Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	$ 122.2	$ 124.1	$ 232.0	$ 228.1
Joint venture
Related Party Transaction [Line Items]
Trade receivables, net	6.4		6.4		$ 85.1
Perfomex
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	1.8	0.7	2.8	1.8
Perfomex | Joint venture
Related Party Transaction [Line Items]
Trade receivables, net	6.4		$ 6.4		$ 85.1
Perfomex | Mexico
Related Party Transaction [Line Items]
Number of rigs | employee			2
Bareboat charter revenue
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	10.6	$ 0.0	35.0
Bareboat charter revenue | Perfomex
Related Party Transaction [Line Items]
Amounts of related party transaction	$ 0.0	$ 10.6	$ 0.0	$ 35.0